Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Beginning balance (in shares)	17,108,574	902	722
Granted (in shares)	4,944,430	10,561,001	221
Exercised (in share)	531,410	1,093,428	39
Canceled (in shares)	828,196	63,658	2
Ending balance (in shares)	20,693,398	17,108,574	902
Exercisable (in shares)	7,057,182
Vested and expected to vest (in shares)	20,693,398
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 5.66	€ 21,637	€ 3,239
Granted, Weighted average exercise price (in EUR per share)	3.99	7.16	80,926
Exercised, Weighted average exercise price (in EUR per share)	0.30	0.13	17,953
Canceled, Weighted average exercise price (in EUR per share)	6.23	8.15	1
Ending balance, Weighted average exercise price (in EUR per share)	5.54	€ 5.66	€ 21,637
Exercisable, Weighted average exercise price (in EUR per share)	4.08
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 5.54
Outstanding, Remaining contractual term (in years)	17 years	21 years	49 years
Exercisable, Remaining contractual term (in years)	35 years
Vested and expected to vest after, Remaining contractual life (in years)	17 years
Outstanding, Aggregate intrinsic value	€ 32,050	€ 32,178	€ 68,235
Granted, Aggregate intrinsic value	12,573	11,827
Exercised, Aggregate intrinsic value	2,855	14,860
Canceled, Aggregate intrinsic value	1,182	366
Outstanding, Aggregate intrinsic value	32,178	€ 68,235
Exercisable, Aggregate intrinsic value	21,894
Vested and expected to vest, Aggregate intrinsic value	€ 32,050
Trivago N.V.
Options
Beginning balance (in shares)		7,704,659
Ending balance (in shares)			7,704,659